Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.86%
Alabama–3.13%
Alabama (State of) Economic Settlement Authority; Series 2016 A, RB	4.00%	09/15/2033	$2,150	$2,173,574
Black Belt Energy Gas District (The);
Series 2022 B-1, RB(a)	4.00%	10/01/2027	12,950	13,067,482
Series 2023 B, RB(a)	5.25%	12/01/2030	5,000	5,446,413
Series 2024 A, RB(a)	5.25%	09/01/2032	2,815	3,072,191
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	17,500	17,572,250
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(a)	4.00%	10/01/2026	12,530	12,663,027
Black Belt Energy Gas District (The) (No. 6); Series 2021 B, RB(a)	4.00%	12/01/2026	4,000	4,027,660
Black Belt Energy Gas District (The) (No. 7); Series 2021, RB(a)	4.00%	12/01/2026	15,000	15,103,724
Jefferson (County of), AL;
Series 2024, Ref. RB	5.00%	10/01/2038	4,000	4,458,547
Series 2024, Ref. RB	5.00%	10/01/2039	6,000	6,659,197
Series 2024, Ref. RB	5.25%	10/01/2045	3,500	3,849,748
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	3,000	3,241,163
				91,334,976
Alaska–0.24%
Alaska (State of) Municipal Bond Bank Authority (Tanana Chiefs Conference); Series 2015-3, Ref. RB	5.25%	10/01/2036	2,000	2,010,517
Northern Tobacco Securitization Corp.;
Series 2021 A-1, Ref. RB	4.00%	06/01/2034	2,000	2,041,913
Series 2021 B-1, Ref. RB	4.00%	06/01/2050	2,810	2,830,806
				6,883,236
Arizona–1.71%
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Northern Nevada); Series 2022 A, RB(b)	4.50%	07/15/2029	1,250	1,214,659
Arizona (State of) Industrial Development Authority (Social Bonds);
Series 2023, RB	5.00%	11/01/2028	2,000	2,126,006
Series 2023, RB	5.00%	11/01/2040	1,000	1,098,211
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016 A, RB(b)	5.00%	02/15/2026	455	457,713
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group);
Series 2016, Ref. RB	5.00%	01/01/2034	1,010	1,045,217
Series 2016, Ref. RB	5.00%	01/01/2035	5,000	5,173,792
Series 2023 A-1, RB(a)	5.00%	05/15/2026	5,000	5,117,942
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(b)	3.00%	07/01/2031	625	592,944
Mesa (City of), AZ;
Series 2014, RB	4.00%	07/01/2038	13,350	13,349,637
Series 2018, RB	5.00%	07/01/2042	4,500	4,729,594
Phoenix Civic Improvement Corp.; Series 2017, Ref. RB	5.00%	07/01/2039	7,125	7,288,704
Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	680	628,691
Pinal County Electric District No. 3; Series 2016, Ref. RB	5.00%	07/01/2035	1,000	1,025,833
Salt River Project Agricultural Improvement & Power District; Series 2024 B, RB	5.00%	05/01/2039	500	583,806
University of Arizona (The) (Green Bonds); Series 2016 B, RB	5.00%	06/01/2042	2,515	2,567,906
University of Arizona Board of Regents; Series 2016 C, RB	5.00%	07/01/2042	1,615	1,649,152
University of Arizona Board of Regents (Social Bonds); Series 2022 A, RB	5.00%	07/01/2038	1,150	1,294,260
				49,944,067
California–4.83%
California (State of); Series 2024, GO Bonds	5.00%	09/01/2039	10,000	11,586,916
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(a)	5.00%	04/01/2032	9,000	9,772,111
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2023, RB(a)	5.25%	04/01/2030	6,000	6,473,762
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$865	$881,637
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	495	505,274
California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	4.00%	03/01/2033	240	240,002
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2018 A, RB	5.00%	11/15/2048	10,000	10,350,297
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	14,255	14,417,188
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,512
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	5,745	5,738,542
Series 2023-1, RB	4.38%	09/20/2036	4,943	5,165,932
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	620	616,223
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(b)	2.38%	11/15/2028	680	671,259
California (State of) Public Works Board; Series 2014 B, RB(a)(c)	5.00%	12/30/2024	4,860	4,867,550
California State University; Series 2016 A, Ref. RB	5.00%	11/01/2041	2,000	2,047,797
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(c)	5.00%	06/01/2025	10,000	10,106,560
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2025	3,000	2,941,316
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2022 B, RB	5.00%	05/15/2038	4,740	5,432,949
Los Angeles (County of), CA Public Works Financing Authority; Series 2015 A, RB(a)(c)	5.00%	12/01/2024	14,095	14,095,000
Northern California Energy Authority; Series 2024, Ref. RB(a)	5.00%	08/01/2030	6,400	6,858,468
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,235	1,246,669
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(d)	5.00%	08/01/2038	1,000	1,157,721
Sacramento (County of), CA; Series 2016 B, Ref. RB	5.00%	07/01/2036	1,445	1,489,161
San Diego (City of), CA Public Facilities Financing Authority; Series 2016 B, Ref. RB	5.00%	08/01/2038	8,735	8,998,590
San Jose (City of), CA; Series 2017 B, Ref. RB	5.00%	03/01/2042	1,990	2,066,226
Sonoma (County of), CA Junior College District (Election of 2014); Series 2016 A, GO Bonds	5.00%	08/01/2041	1,750	1,798,715
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	2,000	2,139,122
Series 2019, Ref. RB	5.00%	06/01/2048	910	928,651
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(b)(f)	2.96%	10/01/2049	2,600	2,600,000
University of California; Series 2016 AR, Ref. RB	5.00%	05/15/2041	4,500	4,609,198
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,088,099
				140,895,447
Colorado–2.19%
Arapahoe County School District No. 1 Englewood; Series 2017, GO Bonds	5.00%	12/01/2037	1,790	1,851,010
Colorado (State of);
Series 2017 J, COP	5.25%	03/15/2042	1,250	1,298,145
Series 2024 A, COP	5.00%	11/01/2040	1,000	1,136,889
Colorado (State of) Department of Transportation; Series 2017, COP	5.00%	06/15/2041	3,730	3,806,343
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	968,938
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 B-2, RB(a)	5.00%	08/01/2026	2,000	2,038,964
Series 2024 A, Ref. RB	5.00%	12/01/2039	16,000	17,952,312
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center); Series 2015, RB	5.00%	01/15/2035	2,000	2,031,267
Colorado Springs (City of), CO; Series 2023 B, Ref. RB	5.00%	11/15/2039	2,740	3,123,608
Copper Ridge Metropolitan District; Series 2019, RB	5.00%	12/01/2039	4,250	4,179,550
Denver (City & County of), CO;
Series 2012 B, RB	4.00%	11/15/2031	1,125	1,125,155
Series 2012 B, RB	5.00%	11/15/2043	2,590	2,591,182
Series 2023 A, Ref. RB	5.00%	11/15/2037	1,300	1,471,481
Series 2023 A, Ref. RB	5.00%	11/15/2038	1,000	1,127,817
Series 2023 A, Ref. RB	5.00%	11/15/2039	1,900	2,134,521
Series 2023 A, Ref. RB	5.00%	11/15/2040	2,375	2,649,772
El Paso (County of), CO School District No. 20; Series 2017, GO Bonds	5.00%	12/15/2033	2,900	3,016,175
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(b)	3.75%	12/01/2029	$483	$471,116
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(d)	5.50%	12/01/2038	1,200	1,390,042
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	1,500	1,560,656
Prairie Center Metropolitan District No. 7; Series 2020, GO Bonds	4.13%	12/15/2036	255	236,388
Public Authority for Colorado Energy; Series 2008, RB	6.25%	11/15/2028	1,670	1,766,373
Summit County School District No. RE-1; Series 2017, GO Bonds	5.00%	12/01/2036	1,715	1,773,801
Weld County School District No. RE-4; Series 2016, GO Bonds	5.25%	12/01/2041	3,090	3,194,394
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(b)	6.00%	12/01/2038	1,000	1,048,897
				63,944,796
Connecticut–0.46%
Connecticut (State of) (Transportation Infrastructure);
Series 2016 A, RB	5.00%	09/01/2030	1,965	2,031,064
Series 2016 A, RB	5.00%	09/01/2036	4,000	4,110,085
Connecticut (State of) Housing Finance Authority (Social Bonds); Series 2022, RB (CEP - GNMA)	5.50%	11/15/2052	5,895	6,232,721
New Haven (City of), CT; Series 2018 A, GO Bonds	5.00%	08/01/2025	1,160	1,171,082
				13,544,952
District of Columbia–1.42%
District of Columbia;
Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	1,000	1,049,042
Series 2020, RB	5.00%	12/01/2033	1,635	1,777,865
Series 2023 A, RB	5.00%	05/01/2039	4,000	4,552,702
Series 2023 A, RB	5.00%	05/01/2040	5,000	5,653,499
Series 2024 A, GO Bonds	5.00%	08/01/2041	1,000	1,141,001
District of Columbia (Children’s Hospital Obligated Group); Series 2015, Ref. RB	5.00%	07/15/2040	5,310	5,371,527
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	355	366,492
District of Columbia Water & Sewer Authority;
Series 2016 A, Ref. RB	5.00%	10/01/2039	3,085	3,142,661
Series 2024 B, Ref. VRD RB(f)	0.73%	10/01/2054	4,800	4,800,000
Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2042	5,000	5,176,945
Series 2018, RB	5.00%	07/01/2037	1,000	1,042,699
Series 2018, RB	5.00%	07/01/2043	7,250	7,497,036
				41,571,469
Florida–5.75%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2014 B, RB	5.00%	12/01/2034	3,815	3,818,153
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group);
Series 2024, Ref. RB	5.00%	04/01/2038	3,565	4,013,887
Series 2024, Ref. RB	5.00%	04/01/2039	5,000	5,594,216
Cape Coral (City of), FL; Series 2017, Ref. RB	5.00%	10/01/2033	1,740	1,818,588
Capital Trust Authority (Classical Academy of Sarasota (The)); Series 2024, RB(b)	5.00%	07/01/2039	1,480	1,514,242
Citizens Property Insurance, Inc.; Series 2015 A-1, RB(a)(c)	5.00%	12/01/2024	8,915	8,915,000
Creekview Community Development District (Phase 2); Series 2024, RB(b)	4.60%	05/01/2031	750	753,067
East Central Regional Wastewater Treatment Facilities Operation Board; Series 2017, Ref. RB	5.00%	10/01/2037	2,000	2,094,845
East Nassau Stewardship District (PDP No. 4); Series 2024, RB	5.25%	05/01/2029	3,150	3,159,993
Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(b)	5.25%	06/15/2029	1,200	1,216,584
Florida Housing Finance Corp.;
Series 2018 2, RB (CEP - GNMA)	4.25%	01/01/2050	1,710	1,719,534
Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	3,000	3,316,817
Florida Housing Finance Corp. (Social Bonds); Series 2022-3, RB (CEP - GNMA)	5.50%	01/01/2054	5,355	5,629,983
Gainesville (City of), FL; Series 2012 B, Ref. VRD RB(f)	0.60%	10/01/2042	11,000	11,000,000
Greater Orlando Aviation Authority; Series 2016 B, RB	5.00%	10/01/2042	2,110	2,149,123
Hialeah (City of), FL;
Series 2022, Ref. RB	5.00%	10/01/2039	2,640	2,867,331
Series 2022, Ref. RB	5.00%	10/01/2040	2,770	2,998,256
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2015 A, RB	5.00%	10/01/2044	10,000	10,002,814
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.00%	11/15/2034	$2,500	$2,913,194
JEA Electric System;
Series 2013 C, RB(a)(c)	5.00%	12/27/2024	2,980	2,983,540
Series 2024 A, Ref. RB	5.00%	10/01/2039	500	576,172
JEA Water & Sewer System; Series 2008 A-2, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(f)(g)	2.20%	10/01/2042	10,920	10,920,000
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group); Series 2024 B-3, RB	4.13%	11/15/2029	2,145	2,160,781
Miami (City of) & Dade (County of), FL School Board;
Series 2015 A, Ref. COP	5.00%	05/01/2032	1,690	1,701,506
Series 2015 D, Ref. COP	5.00%	02/01/2034	1,000	1,018,044
Series 2016 C, Ref. COP	3.25%	02/01/2033	540	529,285
Series 2016, GO Bonds	5.00%	03/15/2037	2,000	2,042,280
Series 2022 A, GO Bonds (INS - BAM)(d)	5.00%	03/15/2036	7,730	8,718,430
Series 2022 A, GO Bonds (INS - BAM)(d)	5.00%	03/15/2041	1,865	2,059,200
Miami-Dade (County of), FL;
Series 2016 A, Ref. GO Bonds	5.00%	07/01/2037	4,260	4,368,571
Series 2017 A, RB	5.00%	10/01/2034	5,110	5,185,493
Series 2024 B, RB	5.00%	10/01/2039	390	442,864
Miami-Dade (County of), FL Expressway Authority; Series 2013 A, RB	5.00%	07/01/2033	1,000	1,000,976
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,535	2,608,996
Series 2016 A, Ref. RB	5.00%	10/01/2035	1,210	1,241,689
Series 2016 A, Ref. RB	5.00%	10/01/2036	6,210	6,370,443
Orange (County of), FL School Board; Series 2016 C, Ref. COP(a)(c)	5.00%	08/01/2026	4,475	4,636,451
Palm Beach County School District;
Series 2023 A, COP	5.00%	08/01/2037	1,500	1,701,520
Series 2023 A, COP	5.00%	08/01/2038	1,500	1,694,093
Series 2023 A, COP	5.00%	08/01/2039	2,250	2,532,530
Parrish Lakes Community Development District; Series 2024, RB	5.00%	05/01/2031	500	502,867
Pinellas (County of), FL Housing Finance Authority (Social Bonds); Series 2021 A, RB (CEP - GNMA)	3.00%	03/01/2052	2,035	2,002,586
Pinellas (County of), FL School Board; Series 2017 A, COP	5.00%	07/01/2037	3,000	3,120,855
Seminole County School Board; Series 2016 C, COP	5.00%	07/01/2036	1,000	1,026,419
South Florida Water Management District;
Series 2016, Ref. COP	5.00%	10/01/2034	5,000	5,113,108
Series 2016, Ref. COP	5.00%	10/01/2035	3,275	3,346,935
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	5.00%	08/15/2042	6,000	6,193,986
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2024	145	144,956
Series 2021, Ref. RB	4.00%	12/15/2025	180	178,737
Series 2021, Ref. RB	4.00%	12/15/2026	185	182,616
Series 2021, Ref. RB	4.00%	12/15/2027	215	211,201
Series 2021, Ref. RB	4.00%	12/15/2028	200	195,478
Series 2021, Ref. RB	4.00%	12/15/2029	220	214,123
Series 2021, Ref. RB	4.00%	12/15/2030	200	193,940
Series 2021, Ref. RB	4.00%	12/15/2031	205	197,794
Tallahassee (City of), FL; Series 2018, RB	5.00%	10/01/2036	1,075	1,088,405
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2023, RB(b)	4.25%	05/01/2028	695	704,429
Series 2023, RB(b)	4.38%	05/01/2033	995	1,028,053
Series 2024, RB(b)	3.75%	05/01/2029	1,000	1,002,802
Series 2024, RB(b)	4.00%	05/01/2034	1,250	1,257,947
				167,895,728
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–3.33%
Atlanta (City of), GA;
Series 2009 B, RB (INS - AGM)(d)	5.25%	11/01/2027	$2,000	$2,093,651
Series 2015, Ref. RB	5.00%	11/01/2040	20,000	20,122,454
Atlanta (City of), GA (Green Bonds);
Series 2024, RB (INS - BAM)(d)	5.00%	11/01/2040	1,000	1,145,056
Series 2024, RB (INS - BAM)(d)	5.00%	11/01/2041	1,250	1,421,065
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments); Series 2023 B, RB(a)	5.75%	06/01/2025	5,000	4,998,914
Atlanta Development Authority (The) (Westside Gulch Area); Series 2024 A, RB(b)	5.00%	04/01/2034	1,500	1,536,541
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.); Series 2017 A, Ref. RAC	5.00%	04/01/2042	5,560	5,694,386
Dalton (City of), GA Downtown Development Authority (Hamilton Health Care System); Series 1996, Revenue Ctfs. (INS - NATL)(d)	5.50%	08/15/2026	1,050	1,073,383
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	6,000	6,018,648
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2017, Ref. RB	5.00%	02/15/2045	6,315	6,444,191
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	725	667,641
Main Street Natural Gas, Inc.;
Series 2021 A, RB(a)	4.00%	09/01/2027	20,880	21,173,358
Series 2021 C, RB(a)	4.00%	12/01/2028	5,000	5,072,375
Series 2022 C, RB(b)	4.00%	11/01/2025	2,990	2,990,753
Series 2023 C, RB(a)	5.00%	09/01/2030	2,000	2,144,335
Series 2024 A, RB(a)	5.00%	09/01/2031	10,000	10,816,538
Series 2024 B, RB(a)	5.00%	03/01/2032	3,600	3,913,657
				97,326,946
Hawaii–1.00%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group);
Series 2024, RB	5.00%	07/01/2038	7,240	8,088,732
Series 2024, RB	5.00%	07/01/2039	7,615	8,450,016
Honolulu (City & County of), HI;
Series 2012 A, GO Bonds	4.00%	11/01/2036	100	100,024
Series 2015 C, Ref. GO Bonds	4.00%	10/01/2032	4,980	5,005,623
Series 2017 A, GO Bonds	5.00%	09/01/2041	1,770	1,840,326
Series 2018 A, GO Bonds	5.00%	09/01/2041	2,000	2,112,316
Series 2023, RB(a)	5.00%	06/01/2026	3,625	3,717,248
				29,314,285
Idaho–0.21%
Canyon County School District No. 139 Vallivue; Series 2015 A, GO Bonds	5.00%	09/15/2034	775	785,356
Idaho (State of) Housing & Finance Association;
Series 2023 A, RB	5.00%	08/15/2039	1,650	1,868,649
Series 2024 A, RB (CEP - GNMA)	6.00%	07/01/2054	3,015	3,343,648
				5,997,653
Illinois–5.82%
Chicago (City of), IL;
Series 2008 C, Ref. RB(a)(c)	5.00%	01/06/2025	1,000	1,001,668
Series 2014, RB(a)(c)	5.00%	12/23/2024	10,000	10,009,972
Series 2023 B, Ref. RB (INS - AGM)(d)	5.00%	11/01/2037	1,000	1,107,868
Series 2023 B, Ref. RB (INS - AGM)(d)	5.00%	11/01/2038	1,250	1,380,540
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2016 B, Ref. RB	5.00%	01/01/2035	$2,500	$2,531,728
Series 2016 B, Ref. RB	5.00%	01/01/2041	6,000	6,061,703
Series 2016 C, Ref. RB	5.00%	01/01/2038	1,500	1,517,350
Series 2017 B, Ref. RB	5.00%	01/01/2039	1,125	1,155,363
Series 2017 C, Ref. RB	5.00%	01/01/2041	1,000	1,024,467
Series 2017 D, RB	5.25%	01/01/2029	1,665	1,738,082
Series 2017 D, RB	5.25%	01/01/2036	5,000	5,189,194
Series 2017 D, RB	5.25%	01/01/2042	6,555	6,752,857
Series 2024 B, RB	5.00%	01/01/2040	1,850	2,063,563
Series 2024 D, Ref. RB	5.00%	01/01/2040	1,040	1,171,112
Series 2024 D, Ref. RB	5.00%	01/01/2041	1,400	1,567,606
Chicago (City of), IL Board of Education; Series 1998 B-1, GO Bonds (INS - NATL)(d)(e)	0.00%	12/01/2025	735	707,663
Chicago (City of), IL Midway International Airport; Series 2016 B, Ref. RB	4.00%	01/01/2034	1,000	1,003,518
Cook (County of), IL;
Series 2017, Ref. RB	5.00%	11/15/2037	1,900	1,998,484
Series 2018, Ref. GO Bonds	5.00%	11/15/2034	1,000	1,030,538
Series 2018, Ref. RB	5.25%	11/15/2035	1,000	1,061,250
Cook County Township High School District No. 220 Reavis; Series 2012, GO Bonds	3.00%	12/01/2024	1,035	1,035,000
Glen Ellyn (Village of), IL Park District; Series 2023 A, GO Bonds	5.00%	12/15/2024	410	410,232
Illinois (State of);
Series 2013, RB	5.00%	06/15/2026	500	500,720
Series 2014, GO Bonds(a)(c)	5.00%	01/14/2025	4,695	4,703,573
Series 2017 D, GO Bonds	5.00%	11/01/2027	1,065	1,121,822
Series 2020, GO Bonds	5.50%	05/01/2025	5,000	5,046,222
Series 2020, GO Bonds	5.50%	05/01/2026	6,750	6,973,688
Illinois (State of) Finance Authority;
Series 2015 A, Ref. RB	5.00%	11/15/2034	1,650	1,664,311
Series 2016 A, Ref. RB	5.00%	10/01/2035	3,750	3,836,155
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	1,990	2,071,220
Illinois (State of) Finance Authority (Ascension Health); Series 2016 C, Ref. RB	5.00%	02/15/2036	2,500	2,590,192
Illinois (State of) Finance Authority (DePaul College Prep Foundation);
Series 2023, Ref. RB(b)	4.30%	08/01/2028	1,220	1,236,422
Series 2023, Ref. RB(b)	5.25%	08/01/2038	1,300	1,423,905
Illinois (State of) Finance Authority (DePaul University); Series 2016, RB	5.00%	10/01/2041	2,500	2,544,976
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2030	380	393,160
Series 2017, Ref. RB	5.00%	08/01/2031	375	387,292
Series 2017, Ref. RB	5.00%	08/01/2033	470	484,041
Illinois (State of) Finance Authority (The University of Chicago); Series 2015 A, RB	5.00%	10/01/2040	6,440	6,495,518
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, RB (INS - NATL)(d)(e)	0.00%	12/15/2032	15,000	11,289,886
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	7,430	7,433,209
Illinois (State of) Toll Highway Authority;
Series 2014 C, RB	5.00%	01/01/2036	8,170	8,183,252
Series 2015 A, RB	5.00%	01/01/2040	6,500	6,558,490
Series 2015 B, RB	5.00%	01/01/2036	10,000	10,185,087
Series 2017 A, RB	5.00%	01/01/2042	5,825	6,072,656
Kane & DeKalb (Counties of), IL Community Unit School District No. 301; Series 2017, GO Bonds	5.00%	01/01/2033	1,235	1,289,548
Kendall, Kane & Will (Counties of), IL Community Unit School District No. 308; Series 2016, Ref. GO Bonds	5.00%	02/01/2035	1,000	1,013,924
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Long Grove (Village of), IL (Sunset Grove);
Series 2020, Ref. RB	3.00%	01/01/2026	$280	$277,018
Series 2020, Ref. RB	3.10%	01/01/2027	290	285,059
Series 2020, Ref. RB	3.25%	01/01/2028	305	302,103
Series 2020, Ref. RB	3.35%	01/01/2029	320	317,686
Series 2020, Ref. RB	3.50%	01/01/2030	330	326,331
Series 2020, Ref. RB	3.60%	01/01/2031	345	341,600
Series 2020, Ref. RB	3.70%	01/01/2032	490	484,575
Peoria (City of), IL Public Building Commission; Series 2019 A, Ref. RB (INS - AGM)(d)	5.00%	12/01/2029	3,430	3,631,920
Railsplitter Tobacco Settlement Authority; Series 2017, RB(c)	5.00%	06/01/2026	5,135	5,288,462
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2026	6,525	6,672,962
Springfield (City of), IL; Series 2015, Ref. RB(a)(c)	5.00%	03/01/2025	6,905	6,919,194
				169,865,937
Indiana–1.40%
Columbus (City of), IN; Series 2016, Ref. RB (INS - BAM)(d)	1.99%	02/15/2027	6,090	5,907,952
Indiana (State of) Finance Authority; Series 2015, RB	5.00%	03/01/2036	2,480	2,488,118
Indiana (State of) Finance Authority (Citizens Energy Group); Series 2016, RB	5.00%	10/01/2041	750	763,159
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2010 A, RB	3.00%	11/01/2030	4,350	4,187,312
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	7,000	7,037,997
Indiana (State of) Housing & Community Development Authority (Social Bonds); Series 2023 A-1, RB (CEP - GNMA)	5.75%	07/01/2053	2,880	3,061,536
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2042	10,000	10,193,307
Northern Indiana Commuter Transportation District; Series 2016, RB	5.00%	07/01/2041	7,140	7,257,988
				40,897,369
Iowa–1.08%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(c)	4.00%	12/01/2032	10,000	10,850,053
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,070	1,069,999
PEFA, Inc.; Series 2019, RB(a)	5.00%	09/01/2026	19,250	19,729,383
				31,649,435
Kansas–1.17%
Kansas (State of) Development Finance Authority; Series 2021, Ref. RB(a)	5.00%	11/15/2031	17,450	19,545,248
University of Kansas Hospital Authority (KU Health System); Series 2015, Ref. RB	5.00%	09/01/2045	10,020	10,096,596
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.25%	05/15/2039	2,000	2,052,403
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2016 C, RB	5.00%	09/01/2041	2,450	2,503,211
				34,197,458
Kentucky–2.02%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	840	847,220
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(a)(h)	4.58%	02/01/2025	2,340	2,340,531
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2037	4,400	4,420,371
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB	5.00%	04/01/2028	1,000	1,049,185
Kentucky (Commonwealth of) Property & Building Commission (No. 131); Series 2024 A, RB	5.00%	10/01/2041	1,000	1,122,507
Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 C-1, RB(a)	4.00%	06/01/2025	11,970	11,998,947
Series 2019 C, RB(a)	4.00%	02/01/2028	5,075	5,157,376
Series 2023 A-1, Ref. RB(a)	5.25%	02/01/2032	15,000	16,303,236
Series 2024 A, RB(a)	5.00%	07/01/2030	5,455	5,797,365
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2033	1,740	1,773,091
Trimble (County of), KY (Louisville Gas & Electric); Series 2002 A, Ref. RB	0.63%	09/01/2026	3,375	3,184,736
University of Kentucky; Series 2018 A, RB (CEP - Colorado Higher Education Intercept Program)	4.00%	10/01/2032	3,250	3,276,639
Western Kentucky University; Series 2012 A, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2032	1,625	1,627,159
				58,898,363
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–0.41%
Louisiana (State of);
Series 2016 A, GO Bonds	5.00%	09/01/2036	$3,000	$3,097,691
Series 2022 A, Ref. RB (SOFR + 0.50%)(a)(h)	3.71%	05/01/2026	3,460	3,449,381
Louisiana Housing Corp. (Home Ownership Program); Series 2022 B, RB (CEP - GNMA)	6.00%	12/01/2052	3,880	4,182,388
New Orleans (City of), LA;
Series 2015, RB	5.00%	06/01/2027	350	353,605
Series 2015, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,000,000
				12,083,065
Maryland–1.56%
Anne Arundel (County of), MD; Series 2018, GO Bonds	5.00%	10/01/2035	5,125	5,398,444
Baltimore (City of), MD (Water); Series 2014 A, RB	5.00%	07/01/2034	3,635	3,640,317
Howard (County of), MD Housing Commission (Social Bonds);
Series 2021 A, Ref. RB	1.20%	06/01/2027	3,000	2,812,632
Series 2021 A, Ref. RB	1.60%	06/01/2029	2,000	1,786,767
Series 2024, RB	4.13%	12/01/2043	1,000	992,830
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2013 A, RB	5.00%	08/15/2027	2,000	2,001,292
Series 2017 A, RB	5.00%	05/15/2042	3,125	3,223,883
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	11,920	12,008,230
Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB(f)	0.73%	06/01/2027	13,650	13,650,000
				45,514,395
Massachusetts–1.70%
Massachusetts (Commonwealth of);
Series 2015 A, Ref. GO Bonds	5.00%	07/01/2035	10,000	10,105,100
Series 2017 A, GO Bonds	5.00%	04/01/2035	7,000	7,312,472
Series 2024 B, Ref. GO Bonds	5.00%	11/01/2038	3,000	3,482,317
Series 2024 B, Ref. GO Bonds	5.00%	11/01/2039	3,500	4,045,532
Massachusetts (Commonwealth of) Clean Water Trust (The);
Series 2023-25B, RB	5.00%	02/01/2039	1,200	1,368,888
Series 2023-25B, RB	5.00%	02/01/2040	500	567,870
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2015 F, Ref. RB	5.00%	08/15/2034	1,750	1,763,638
Series 2016 I, Ref. RB	5.00%	07/01/2036	1,175	1,196,142
Series 2019 A, Ref. RB	5.00%	07/01/2025	845	851,030
Series 2019 A, Ref. RB	5.00%	07/01/2027	2,300	2,351,770
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2025	385	385,172
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham); Series 2024 D, Ref. RB	5.00%	07/01/2038	1,000	1,135,112
Massachusetts (Commonwealth of) School Building Authority; Series 2015 D, Ref. RB	5.00%	08/15/2037	15,000	15,165,250
				49,730,293
Michigan–4.20%
Byron Center Public Schools; Series 2017 I, GO Bonds	5.00%	05/01/2039	2,290	2,384,420
Grandville Public Schools; Series 2015-II, GO Bonds (INS - AGM)(d)	5.00%	05/01/2040	1,750	1,759,318
Great Lakes Water Authority; Series 2016 C, Ref. RB	5.00%	07/01/2036	1,660	1,697,707
Hudsonville Public Schools; Series 2017, Ref. GO Bonds	5.00%	05/01/2039	1,500	1,557,245
Livonia Public Schools; Series 2016, GO Bonds (INS - AGM)(d)	5.00%	05/01/2040	4,365	4,448,961
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB	5.00%	04/15/2038	3,750	3,794,135
Series 2016 I, Ref. RB	5.00%	04/15/2036	1,540	1,596,553
Series 2016 I, Ref. RB	5.00%	04/15/2041	8,450	8,682,507
Series 2020, Ref. VRD RB(f)	2.96%	10/15/2042	2,000	2,000,000
Series 2023 I-M, VRD RB(f)	2.96%	04/15/2058	10,000	10,000,000
Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	925	945,172
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	11,325	11,428,435
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2015, RB	5.00%	07/01/2035	7,830	7,894,973
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Henry Ford Health System);
Series 2016, Ref. RB	5.00%	11/15/2032	$2,725	$2,809,628
Series 2016, Ref. RB	5.00%	11/15/2037	4,235	4,336,300
Michigan (State of) Finance Authority (McLaren Health Care); Series 2015, Ref. RB	5.00%	05/15/2038	5,000	5,020,953
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2035	1,785	1,862,283
Michigan (State of) Housing Development Authority (Social Bonds); Series 2024 A, RB	6.00%	06/01/2054	6,875	7,503,384
Michigan State University Board of Trustees; Series 2015 A, RB	5.00%	08/15/2040	2,075	2,093,601
Portage Public Schools; Series 2016, Ref. GO Bonds	5.00%	11/01/2035	1,300	1,331,149
Rib Floater Trust; Series 2022-047, VRD RB(b)(f)	1.46%	12/01/2045	10,000	10,000,000
Rochester Community School District; Series 2016 I, GO Bonds	5.00%	05/01/2031	1,500	1,540,342
Rockford Public Schools;
Series 2016, Ref. GO Bonds	5.00%	05/01/2038	1,025	1,045,426
Series 2016, Ref. GO Bonds	5.00%	05/01/2039	1,025	1,045,142
Troy School District;
Series 2023, GO Bonds	5.00%	05/01/2042	1,335	1,468,871
Series 2023, GO Bonds	5.00%	05/01/2043	1,310	1,437,091
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport);
Series 2015 D, RB (INS - AGM)(d)	5.00%	12/01/2040	8,165	8,254,052
Series 2018, RB	5.00%	12/01/2037	1,250	1,323,236
Series 2021 A, RB	5.00%	12/01/2034	1,650	1,845,549
Series 2021 A, RB	5.00%	12/01/2036	1,685	1,873,393
Series 2021 A, RB	5.00%	12/01/2038	2,000	2,201,897
Series 2021 A, RB	5.00%	12/01/2039	1,855	2,036,052
Wayne State University;
Series 2015 A, Ref. RB(a)(c)	5.00%	12/03/2024	1,500	1,500,071
Series 2016 A, Ref. RB	5.00%	11/15/2026	2,750	2,828,339
Series 2018 A, RB	5.00%	11/15/2036	1,120	1,134,667
				122,680,852
Minnesota–0.57%
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.00%	06/15/2034	2,195	2,259,889
Hennepin (County of), MN; Series 2017 C, GO Bonds	5.00%	12/01/2037	2,750	2,842,669
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(f)(g)	0.75%	04/01/2037	1,555	1,555,000
Minnesota (State of) Municipal Power Agency; Series 2016, RB	5.00%	10/01/2032	1,500	1,556,975
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group); Series 2024, RB	5.00%	01/01/2039	1,255	1,415,647
University of Minnesota; Series 2016 A, RB	5.00%	04/01/2041	5,000	5,079,760
Western Minnesota Municipal Power Agency; Series 2015 A, Ref. RB	5.00%	01/01/2031	1,820	1,859,120
				16,569,060
Mississippi–0.43%
Mississippi (State of); Series 2015 E, RB	5.00%	10/15/2035	5,430	5,482,653
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2036	7,000	7,096,264
				12,578,917
Missouri–1.76%
Jackson County Consolidated School District No. 4; Series 2022, GO Bonds	5.00%	03/01/2037	3,550	3,684,383
Maryland Heights (City of), MO (Westport Plaza Redevelopment); Series 2020, RB	4.13%	11/01/2038	1,200	1,179,378
Missouri (State of) Health & Educational Facilities Authority (BJC Health System); Series 2014, RB	5.00%	01/01/2044	5,000	5,001,579
Missouri (State of) Health & Educational Facilities Authority (Coxhealth);
Series 2015 A, Ref. RB	5.00%	11/15/2032	2,615	2,646,171
Series 2015 A, Ref. RB	5.00%	11/15/2033	1,800	1,820,547
Series 2015 A, Ref. RB	5.00%	11/15/2034	3,200	3,234,326
Series 2015 A, Ref. RB	5.00%	11/15/2039	3,200	3,227,499
Missouri (State of) Health & Educational Facilities Authority (Mercy Health);
Series 2012, RB	4.00%	11/15/2042	690	684,128
Series 2018 A, Ref. RB	5.00%	06/01/2026	120	123,320
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2015 A, RB	5.00%	10/01/2038	$9,180	$9,294,470
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2031	2,740	2,810,705
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2023, RB (CEP - GNMA)	5.75%	05/01/2053	3,635	3,888,058
North Kansas City School District No. 74 (Missouri Direct Deposit Program); Series 2022, GO Bonds	5.25%	03/01/2038	2,500	2,837,406
Pattonville R-3 School District;
Series 2018 A, GO Bonds	5.00%	03/01/2036	1,700	1,738,906
Series 2018 A, GO Bonds	5.00%	03/01/2037	2,095	2,140,619
Series 2018 A, GO Bonds	5.00%	03/01/2038	1,000	1,020,420
St. Charles (City of), MO;
Series 2024 A, GO Bonds	5.00%	03/01/2040	1,155	1,306,950
Series 2024 A, GO Bonds	5.00%	03/01/2041	2,500	2,816,090
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	930	927,566
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(b)	5.00%	10/01/2033	1,105	1,111,480
				51,494,001
Nebraska–0.78%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2034	830	904,679
Douglas (County of), NE (Creighton University); Series 2021, Ref. RB (SIFMA Municipal Swap Index + 0.53%)(a)(h)	3.71%	09/01/2026	7,770	7,730,416
Nebraska (State of) Public Power District; Series 2016 C, RB	5.00%	01/01/2036	2,355	2,394,971
Omaha (City of), NE Public Power District; Series 2017 A, Ref. RB	5.00%	02/01/2042	3,000	3,121,308
Omaha Public Power District; Series 2016 A, Ref. RB	5.00%	02/01/2041	1,810	1,838,304
Public Power Generation Agency (Whelan Energy Center Unit 2);
Series 2015, Ref. RB(a)(c)	5.00%	01/01/2025	1,310	1,311,755
Series 2016, Ref. RB	5.00%	01/01/2032	5,180	5,324,300
				22,625,733
Nevada–1.26%
Clark (County of), NV; Series 2015, RB	5.00%	07/01/2035	4,500	4,539,929
Clark (County of), NV Department of Aviation; Series 2015 A, Ref. RB	5.00%	07/01/2040	7,150	7,191,850
Clark County School District; Series 2015 C, Ref. GO Bonds (INS - BAM)(d)	5.00%	06/15/2027	4,000	4,079,336
Humboldt (County of), NV;
Series 2016, Ref. RB	3.55%	10/01/2029	2,760	2,805,324
Series 2016, Ref. RB	3.55%	10/01/2029	3,500	3,537,946
Las Vegas Valley Water District;
Series 2015, Ref. GO Bonds(a)(c)	5.00%	12/01/2024	2,000	2,000,000
Series 2016 A, Ref. GO Bonds	5.00%	06/01/2038	1,340	1,371,928
Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	1,680	1,715,094
Series 2016 B, Ref. GO Bonds	5.00%	06/01/2036	3,750	3,846,536
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(b)	2.75%	06/15/2028	1,650	1,617,812
Washoe (County of), NV (Sierra Pacific Power Corp.); Series 2016, Ref. RB(a)	3.63%	10/01/2029	4,015	4,067,609
				36,773,364
New Hampshire–1.47%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	1,754	1,781,215
New Hampshire (State of) Business Finance Authority (Social Bonds);
Series 2022-1A, RB	4.38%	09/20/2036	8,234	8,315,555
Series 2022-2A, RB	4.00%	10/20/2036	6,681	6,557,208
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(a)	4.15%	10/01/2034	3,000	3,006,990
Series 2024-1A, RB	4.25%	07/20/2041	7,009	6,967,213
Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	9,981	9,745,565
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(b)(e)	0.00%	04/01/2032	5,000	3,208,883
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2036	$3,250	$3,317,552
				42,900,181
New Jersey–2.68%
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB(a)(c)	5.00%	12/15/2026	1,450	1,516,995
Series 2017 A, Ref. RB (INS - BAM)(d)	5.00%	07/01/2027	5,000	5,218,329
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2013, RB	6.00%	10/01/2043	1,540	1,541,838
New Jersey (State of) Educational Facilities Authority; Series 2015 D, Ref. RB	5.00%	07/01/2034	2,090	2,109,120
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2029	1,120	1,179,737
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2033	1,000	1,024,283
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2016 A, Ref. RB	5.00%	07/01/2031	5,195	5,348,691
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2022 I, RB	5.00%	10/01/2053	10,635	11,034,862
Series 2024 K, RB	6.00%	10/01/2055	3,250	3,554,061
New Jersey (State of) Transportation Trust Fund Authority;
Series 2018 A, Ref. RB	5.00%	12/15/2025	5,000	5,098,309
Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,139,408
Series 2019, Ref. RB	5.00%	12/15/2027	10,250	10,890,952
Series 2024 AA, Ref. RB	5.25%	06/15/2041	4,500	5,166,482
New Jersey (State of) Turnpike Authority;
Series 2015 E, RB(a)(c)	5.00%	01/01/2025	2,100	2,102,986
Series 2015 E, RB(a)(c)	5.00%	01/01/2025	1,210	1,211,720
Series 2017 A, RB	5.00%	01/01/2032	2,105	2,192,040
Series 2017 A, RB	5.00%	01/01/2035	5,995	6,210,722
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2025	1,000	1,006,738
Series 2018 A, Ref. RB	5.00%	06/01/2033	6,500	6,809,394
				78,356,667
New Mexico–0.88%
Albuquerque Municipal School District No. 12; Series 2017, GO Bonds	5.00%	08/01/2030	1,250	1,295,098
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(a)	3.90%	06/01/2028	6,300	6,428,947
Farmington (City of), NM (Southern California Edison); Series 2005 B, Ref. RB	1.80%	04/01/2029	8,000	7,300,358
New Mexico (State of) Finance Authority;
Series 2023 A-2, RB	5.00%	06/01/2038	1,320	1,328,609
Series 2023 A-2, RB	5.00%	06/01/2048	4,300	4,324,008
New Mexico Mortgage Finance Authority (Santa Fe Apartments and Sangre De Cristo); Series 2023, RB(a)	5.00%	06/01/2025	5,000	5,006,292
				25,683,312
New York–7.91%
Metropolitan Transportation Authority; Series 2016 A, Ref. RB	5.25%	11/15/2034	5,600	5,820,853
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2027	9,000	9,305,855
Series 2020 E, Ref. RB	5.00%	11/15/2027	3,750	3,979,983
Series 2020 E, Ref. RB	5.00%	11/15/2028	4,000	4,317,290
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	1,500	1,476,539
Nassau (County of), NY; Series 2016 C, GO Bonds	5.00%	04/01/2033	5,030	5,149,076
New York (City of), NY;
Series 2012, VRD GO Bonds(f)	1.25%	04/01/2042	15,000	15,000,000
Series 2018 E-1, GO Bonds	5.00%	03/01/2039	3,625	3,802,874
Subseries 2018 F-1, GO Bonds	5.00%	04/01/2040	2,270	2,378,658
Subseries 2022 B-1, GO Bonds	5.00%	10/01/2036	1,495	1,694,890
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	4,500	5,109,504
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (INS - FGIC) (CPI Rate + 0.87%)(d)(h)	3.47%	03/01/2025	$1,025	$1,024,281
Series 2006, RB (INS - FGIC) (CPI Rate + 0.88%)(d)(h)	3.48%	03/01/2026	2,725	2,722,980
Series 2006, RB (INS - FGIC) (CPI Rate + 0.89%)(d)(h)	3.49%	03/01/2027	5,500	5,505,976
New York (City of), NY Municipal Water Finance Authority;
Series 2015 GG, Ref. RB	5.00%	06/15/2039	5,000	5,037,345
Series 2016 CC, Ref. RB	5.00%	06/15/2046	4,000	4,078,267
New York (City of), NY Transitional Finance Authority;
Series 2015 E-1, RB	5.00%	02/01/2041	2,160	2,164,470
Series 2015 S-1, RB	5.00%	07/15/2037	1,055	1,056,724
Series 2022 A-1, RB	5.00%	08/01/2036	4,000	4,515,341
Series 2024 C, RB	5.00%	05/01/2040	10,000	11,487,089
Series 2024 D-1, Ref. RB	5.00%	11/01/2039	1,500	1,716,652
Series 2024 D-1, Ref. RB	5.00%	11/01/2040	900	1,028,057
Subseries 2010 A-4, VRD RB(f)	0.75%	08/01/2039	5,000	5,000,000
Subseries 2015 B-1, RB	5.00%	11/01/2037	2,825	2,861,476
Subseries 2016 B-1, RB	5.00%	08/01/2038	5,000	5,113,653
Subseries 2016 B-1, RB	5.00%	08/01/2040	5,000	5,104,716
New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	02/15/2032	1,115	1,118,461
Series 2015 B-B, RB	5.00%	03/15/2035	6,965	7,045,591
Series 2024 A, Ref. RB	5.00%	03/15/2040	5,250	5,943,172
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(d)	5.75%	07/01/2027	950	989,702
New York (State of) Dormitory Authority (North Shore-Long Island Jewish Obligated Group); Series 2015 A, Ref. RB(c)	5.00%	05/01/2037	1,000	1,006,499
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2025, Ref. RB	5.00%	05/01/2042	2,615	2,893,767
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.00%	10/01/2033	1,100	1,214,378
Series 2024, RB	5.00%	10/01/2034	1,375	1,524,068
Series 2024, RB	5.00%	10/01/2035	1,250	1,379,838
Series 2024, RB	5.00%	10/01/2036	1,300	1,429,625
Series 2024, RB	5.00%	10/01/2037	1,700	1,861,567
New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2024, RB(a)	3.45%	11/01/2029	12,800	12,841,416
New York (State of) Power Authority (Green Bonds);
Series 2024 A, RB	5.00%	11/15/2040	1,250	1,449,210
Series 2024 A, RB	5.00%	11/15/2041	1,500	1,729,287
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2034	2,780	2,827,698
Series 2016 A, Ref. RB	5.00%	12/15/2033	3,750	3,851,590
Series 2016 A, Ref. RB	5.00%	12/15/2035	7,000	7,180,099
New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2020 I-2, RB(a)	0.70%	05/01/2025	4,450	4,394,804
Series 2021 F-2, RB (CEP - Federal Housing Administration)(a)	0.60%	07/01/2025	1,965	1,925,492
Series 2022 B-2, RB (CEP - Federal Housing Administration)(a)	3.40%	12/22/2026	18,005	18,004,190
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2015, Ref. RB	5.00%	11/15/2040	2,465	2,489,087
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center);
Series 2021 A, Ref. RB	0.95%	11/15/2027	3,000	2,728,930
Series 2021 A, Ref. RB	1.20%	11/15/2028	1,000	890,383
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority); Series 2015 A, Ref. RB	5.00%	06/15/2034	6,675	6,734,787
New York State Urban Development Corp.; Series 2017 A, Ref. RB	5.00%	03/15/2030	1,450	1,515,132
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,065	1,079,635
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	13,580	13,470,490
Triborough Bridge & Tunnel Authority; Series 2008 B-3, RB	5.00%	11/15/2036	5,000	5,074,402
				231,045,849
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–0.75%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2013 A, Ref. RB	5.00%	01/15/2039	$9,540	$9,546,170
Series 2016, Ref. RB	5.00%	01/15/2040	6,000	6,092,479
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2013, Ref. RB	5.00%	11/01/2046	4,260	4,262,229
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group); Series 2012 A, RB	4.00%	12/01/2045	230	229,007
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2027	1,615	1,648,899
				21,778,784
North Dakota–0.46%
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	4.50%	05/01/2039	2,250	2,291,005
North Dakota (State of) Housing Finance Agency; Series 2016, Ref. RB	3.50%	07/01/2046	6,910	6,876,717
North Dakota (State of) Housing Finance Agency (Social Bonds);
Series 2023, RB	5.75%	01/01/2054	2,390	2,557,175
Series 2024 C, RB	6.25%	01/01/2055	1,450	1,633,276
				13,358,173
Ohio–2.87%
American Municipal Power, Inc. (Prairie State Energy Campus);
Series 2023, Ref. RB	5.00%	02/15/2038	6,500	7,377,440
Series 2023, Ref. RB	5.00%	02/15/2039	3,500	3,945,241
Bowling Green State University; Series 2017 B, Ref. RB	5.00%	06/01/2042	2,205	2,272,711
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2039	3,010	3,010,993
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2016, Ref. RB	5.00%	11/01/2033	2,610	2,706,151
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.);
Series 2024, Ref. RB	5.00%	12/01/2037	1,415	1,602,447
Series 2024, Ref. RB	5.00%	12/01/2038	1,530	1,726,141
Series 2024, Ref. RB	5.00%	12/01/2041	965	1,074,084
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(a)	4.38%	06/15/2026	4,380	4,333,556
Ohio (State of);
Series 2018 A, GO Bonds	5.00%	06/15/2037	3,195	3,259,706
Series 2019 A, GO Bonds	5.00%	05/01/2036	6,000	6,262,391
Ohio (State of) (University Hospitals Health System, Inc.); Series 2016, Ref. RB	5.00%	01/15/2036	2,500	2,534,910
Ohio (State of) Air Quality Development Authority (Duke Energy Corp.); Series 2022 B, Ref. RB(a)	4.00%	06/01/2027	10,000	10,124,408
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.);
Series 2014 A, RB(a)	2.40%	10/01/2029	4,500	4,201,542
Series 2019 A, Ref. PCR	3.25%	09/01/2029	7,500	7,364,193
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University); Series 2016, Ref. RB	5.00%	12/01/2040	2,045	2,113,098
Ohio (State of) Higher Educational Facility Commission (Kenyon College);
Series 2015, Ref. RB	5.00%	07/01/2041	3,180	3,200,912
Series 2017, RB	5.00%	07/01/2042	4,605	4,751,417
Ohio (State of) Higher Educational Facility Commission (University of Dayton);
Series 2015 A, Ref. RB	5.00%	12/01/2035	2,565	2,581,822
Series 2015 A, Ref. RB	5.00%	12/01/2036	2,135	2,148,824
Ohio (State of) Housing Finance Agency;
Series 2017 A, RB (CEP - GNMA)	4.10%	03/01/2042	535	535,257
Series 2018 A, RB (CEP - GNMA)	4.00%	09/01/2048	785	749,395
University of Cincinnati; Series 2016 C, RB	5.00%	06/01/2041	1,400	1,432,946
Warren (County of), OH Port Authority (Corridor 75 Park); Series 2022 B, RB	4.75%	12/01/2034	975	1,005,636
Warren (County of), OH Port Authority (District at Deerfield Parking Facility); Series 2023, RB	5.25%	12/01/2034	3,265	3,363,208
				83,678,429
Oklahoma–0.65%
Grand River Dam Authority;
Series 2023, RB	5.00%	06/01/2038	3,100	3,513,784
Series 2023, RB	5.00%	06/01/2039	3,250	3,656,560
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools);
Series 2024, RB (INS - BAM)(d)	5.00%	10/01/2037	$1,000	$1,134,492
Series 2024, RB (INS - BAM)(d)	5.00%	10/01/2038	1,000	1,126,444
Series 2024, RB (INS - BAM)(d)	5.00%	10/01/2039	1,150	1,284,296
Oklahoma (State of) Turnpike Authority;
Series 2017 A, RB	5.00%	01/01/2038	2,240	2,280,234
Series 2017 A, RB	5.00%	01/01/2042	5,990	6,077,809
				19,073,619
Ontario–0.10%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(b)	6.00%	10/05/2040	2,680	2,830,560
Oregon–0.76%
Columbia County School District No. 502; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	1,310	1,368,655
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(b)	5.15%	10/01/2026	3,000	2,975,996
Multnomah (County of), OR Hospital Facilities Authority (Green Bonds); Series 2021 B, Ref. RB	1.20%	06/01/2028	115	105,330
Oregon (State of) (Article XI-M); Series 2023 D, GO Bonds	5.00%	06/01/2041	2,000	2,252,556
Oregon (State of) (Article XI-Q State); Series 2016 D, GO Bonds	5.00%	05/01/2041	3,670	3,742,119
Oregon Health & Science University;
Series 2016 B, Ref. RB	5.00%	07/01/2036	3,270	3,343,196
Series 2016 B, Ref. RB	5.00%	07/01/2038	2,035	2,077,091
Portland (City of), OR; Series 2019 A, RB	5.00%	05/01/2033	2,000	2,189,125
Portland Community College District; Series 2018, GO Bonds	5.00%	06/15/2032	1,680	1,729,616
Washington & Multnomah Counties School District No. 48J Beaverton; Series 2017 D, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	2,170	2,270,401
				22,054,085
Pennsylvania–3.37%
Allegheny (County of), PA; Series 2016 C-76, GO Bonds	5.00%	11/01/2041	6,500	6,665,675
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2022, Ref. RB (SOFR + 0.29%)(a)(h)	3.50%	08/01/2027	1,000	991,543
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018, Ref. RB	5.00%	04/01/2035	2,150	2,235,305
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	4,350	4,601,141
Allegheny (County of), PA Sanitary Authority;
Series 2015, Ref. RB	5.00%	12/01/2040	1,400	1,418,383
Series 2018, RB	5.00%	06/01/2043	5,000	5,273,693
Series 2024, Ref. RB	5.00%	12/01/2040	1,000	1,123,545
Canon-McMillan School District; Series 2014 D, GO Bonds(a)(c)	5.00%	12/15/2024	2,750	2,751,695
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2025	1,980	1,996,204
Series 2018, RB	5.00%	06/01/2026	2,000	2,055,327
Delaware (State of) River Port Authority; Series 2013, RB	5.00%	01/01/2037	10,500	10,526,552
Monroeville Finance Authority; Series 2023 C, Ref. RB	5.00%	05/15/2039	1,000	1,106,449
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC);
Series 2023 A, Ref. RB(a)	4.10%	04/03/2028	7,000	7,197,599
Series 2023 B, Ref. RB	4.10%	06/01/2029	1,550	1,603,398
Pennsylvania (Commonwealth of); Series 2018 A, Ref. COP	5.00%	07/01/2037	1,600	1,687,536
Pennsylvania (Commonwealth of) Economic Development Financing Authority;
Series 2023 A-2, RB	5.00%	05/15/2039	800	892,588
Series 2023 B, Ref. RB	5.00%	05/15/2039	1,000	1,115,735
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.00%	09/01/2039	5,000	5,019,637
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2021-136, Ref. RB	3.00%	10/01/2051	7,302	7,200,108
Series 2024-145A, RB	6.00%	10/01/2054	2,500	2,739,944
Pennsylvania (Commonwealth of) Public School Building Authority (Delaware County Community College); Series 2023, RB (INS - BAM)(d)	4.13%	10/01/2048	5,005	4,931,668
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2016, Ref. RB	5.00%	12/01/2033	$2,000	$2,073,079
Series 2016, Ref. RB	5.00%	12/01/2034	2,525	2,614,602
Series 2019 A, RB	5.00%	12/01/2028	2,000	2,163,450
Pennsylvania State University (The); Series 2015 B, Ref. RB	5.00%	09/01/2034	1,000	1,012,113
Philadelphia (City of), PA;
Series 2017 A, Ref. RB	5.00%	07/01/2042	1,740	1,793,527
Series 2024 C, RB (INS - AGC)(d)	5.00%	09/01/2040	1,000	1,139,221
Series 2024 C, RB (INS - AGC)(d)	5.00%	09/01/2041	1,250	1,418,022
State College Area School District;
Series 2015, GO Bonds	5.00%	03/15/2040	6,400	6,420,300
Series 2018, GO Bonds	5.00%	05/15/2044	6,450	6,756,936
				98,524,975
Puerto Rico–1.30%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	5,100	5,127,096
Series 2002, RB	5.63%	05/15/2043	900	910,796
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	10,196	10,311,026
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,240	4,437,695
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,632	3,920,307
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,000	1,115,492
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(d)	5.00%	07/01/2025	300	300,080
Series 2005 RR, RB (INS - SGI)(d)	5.00%	07/01/2026	4,000	3,990,294
Series 2005 SS, Ref. RB (INS - NATL)(d)	5.00%	07/01/2025	355	355,162
Series 2007 TT, RB (INS - NATL)(d)	5.00%	07/01/2026	270	270,177
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2027	5,752	5,227,184
Series 2018 A-1, RB(e)	0.00%	07/01/2033	2,755	1,967,679
				37,932,988
Rhode Island–1.30%
Rhode Island Health & Educational Building Corp. (Brown University);
Series 2023, Ref. RB	5.00%	09/01/2041	4,030	4,558,188
Series 2023, Ref. RB	5.00%	09/01/2042	4,155	4,681,925
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS - AGC)(d)	5.25%	09/15/2029	1,100	1,100,716
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2027	6,810	6,861,590
Series 2015 B, Ref. RB	4.50%	06/01/2045	11,470	11,494,566
Series 2015 B, Ref. RB	5.00%	06/01/2050	9,325	9,344,011
				38,040,996
South Carolina–1.05%
Charleston County Airport District;
Series 2019, RB	5.00%	07/01/2043	3,050	3,218,198
Series 2024 B, RB	5.00%	07/01/2040	810	909,251
Series 2024 B, RB	5.00%	07/01/2041	1,200	1,340,776
Coastal Carolina University; Series 2014, RB	5.00%	06/01/2034	1,355	1,356,433
Dorchester (County of), SC; Series 2023, RB	5.25%	10/01/2043	1,590	1,602,448
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare);
Series 2024, RB	5.00%	11/15/2032	450	476,485
Series 2024, RB	5.00%	11/15/2033	400	423,432
Series 2024, RB	5.00%	11/15/2034	350	371,675
Series 2024, RB	5.00%	11/15/2035	375	395,929
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health); Series 2020, RB(a)	5.00%	10/01/2025	5,000	5,065,544
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Carolina Voyager); Series 2024 A, RB(b)	5.00%	06/15/2034	$2,215	$2,363,402
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(b)	5.75%	06/15/2039	870	881,286
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(b)	5.00%	06/15/2034	1,355	1,447,277
South Carolina (State of) Public Service Authority; Series 2016 B, Ref. RB	5.00%	12/01/2041	2,000	2,045,170
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB (INS - AGM)(d)	5.00%	12/01/2040	7,730	8,663,360
				30,560,666
South Dakota–0.20%
South Dakota Conservancy District;
Series 2014 B, RB	5.00%	08/01/2031	3,020	3,023,848
Series 2014 B, RB	5.00%	08/01/2032	2,765	2,768,501
				5,792,349
Tennessee–1.73%
Chattanooga (City of), TN; Series 2015 C, Ref. RB	5.00%	09/01/2040	1,750	1,764,524
Metropolitan Nashville Airport Authority (The); Series 2015 A, RB	5.00%	07/01/2045	4,000	4,021,209
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2035	20,330	20,777,313
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017, RB	5.00%	05/01/2035	1,500	1,543,560
Tennessee (State of); Series 2023 A, GO Bonds	5.00%	05/01/2039	11,410	12,986,584
Tennessee Energy Acquisition Corp.; Series 2018, RB(a)	4.00%	11/01/2025	3,420	3,434,406
Tennessee Housing Development Agency (Social Bonds); Series 2022, RB	5.50%	01/01/2053	4,305	4,519,566
West Wilson Utility Wilson County (District of), TN; Series 2015, Ref. RB	5.00%	06/01/2040	1,545	1,555,985
				50,603,147
Texas–12.89%
Aldine Independent School District;
Series 2024 B, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	1,000	1,125,112
Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	1,100	1,257,679
Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,000	1,134,803
Allen Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,000	1,015,308
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2021, RB(a)(b)	4.50%	06/15/2026	1,400	1,400,236
Series 2023, RB(a)(b)	4.88%	06/15/2026	1,500	1,514,819
Series 2024, RB(b)	4.13%	06/15/2034	770	771,920
Series 2024, RB(b)	4.25%	06/15/2039	1,075	1,069,219
Austin (City of), TX;
Series 2015 A, Ref. RB	5.00%	11/15/2045	5,000	5,046,761
Series 2017, Ref. RB	5.00%	11/15/2031	1,000	1,037,095
Series 2017, Ref. RB	5.00%	11/15/2042	2,500	2,591,854
Series 2022, Ref. RB	5.00%	11/15/2036	1,500	1,704,965
Series 2022, Ref. RB	5.00%	11/15/2037	1,250	1,415,584
Series 2022, Ref. RB	5.00%	11/15/2038	1,750	1,975,308
Series 2023, Ref. RB	5.00%	11/15/2035	16,000	18,395,082
Series 2023, Ref. RB	5.00%	11/15/2041	2,630	2,949,229
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2025	500	500,055
Series 2017, Ref. RB	5.00%	01/01/2025	400	399,847
Austin Independent School District; Series 2022 B, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	2,080	2,362,074
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation); Series 2016, Ref. RB	4.00%	07/15/2031	1,500	1,463,283
Boerne Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(a)	3.85%	12/01/2027	4,290	4,379,182
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Bridge City Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	$2,385	$2,671,083
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	1,610	1,781,678
Carrollton (City of), TX; Series 2023, Ref. GO Bonds	5.00%	08/15/2038	1,940	2,174,249
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.13%	08/15/2048	6,500	6,587,231
Comal Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2037	1,500	1,527,268
Corpus Christi Independent School District;
Series 2015, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	4,000	4,040,026
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	1,305	1,452,409
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2022 B, Ref. RB	5.00%	11/01/2038	4,500	5,020,769
Series 2024, RB	5.00%	11/01/2039	1,950	2,214,223
Series 2024, RB	5.00%	11/01/2040	1,625	1,835,742
Dallas (City of), TX (Dallas, Denton, Collin and Rockwall Counties); Series 2016 A, Ref. RB	5.00%	10/01/2041	1,000	1,017,956
Dallas College;
Series 2022, GO Bonds	5.00%	02/15/2035	1,000	1,010,731
Series 2022, GO Bonds	5.00%	02/15/2037	3,720	3,757,812
Denton (City of), TX;
Series 2017, RB	5.00%	12/01/2032	3,000	3,091,574
Series 2017, RB	5.00%	12/01/2036	6,850	7,019,454
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	7,070	7,476,878
El Paso (City of), TX; Series 2016, GO Bonds	5.00%	08/15/2028	3,000	3,088,640
El Paso Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	3,750	3,831,962
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	3,800	4,184,376
Fort Worth Independent School District;
Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	1,000	1,143,344
Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,000	1,134,803
Frisco Independent School District; Series 2016 B, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2034	2,020	2,078,986
Garland (City of), TX; Series 2016 B, RB	5.00%	03/01/2034	1,000	1,015,861
Gregory-Portland Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	8,030	8,904,151
Harris (County of), TX;
Series 2015 A, Ref. GO Bonds	5.00%	10/01/2037	4,000	4,043,643
Series 2016 A, Ref. RB	5.00%	08/15/2032	1,430	1,473,539
Series 2016 A, Ref. RB	5.00%	08/15/2034	1,685	1,734,606
Series 2016 A, Ref. RB	5.00%	08/15/2041	2,540	2,594,851
Harris (County of), TX Flood Control District (Sustainability Bonds);
Series 2022 A, GO Bonds	5.25%	10/01/2036	2,100	2,410,779
Series 2022 A, GO Bonds	5.25%	10/01/2037	2,500	2,854,243
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2016, RB	5.00%	07/01/2038	2,675	2,732,043
Series 2024, Ref. RB	5.00%	07/01/2039	1,250	1,410,181
Series 2024, Ref. RB	5.00%	07/01/2040	1,000	1,120,801
Houston (City of), TX;
Series 2015 A, Ref. RB	5.00%	11/15/2036	19,740	19,992,135
Series 2016 B, Ref. RB	5.00%	11/15/2036	12,000	12,356,915
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2029	6,000	6,259,828
Series 2018 B, Ref. RB	5.00%	07/01/2043	2,000	2,082,977
Lake Travis Independent School District; Series 2023, GO Bonds	5.00%	02/15/2039	3,375	3,705,588
Lamar Consolidated Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	11,000	11,377,378
Laredo (City of), TX; Series 2024, RB	5.00%	03/01/2040	1,000	1,098,753
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Leander Independent School District;
Series 2014 D, Ref. GO Bonds(a)(c)(e)	0.00%	01/14/2025	$2,040	$1,854,529
Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	5,900	5,956,167
Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	3,000	3,025,227
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2019, Ref. RB	5.00%	05/15/2039	1,210	1,251,361
Series 2019, Ref. RB	5.00%	05/15/2040	1,000	1,032,577
Magnolia Independent School District; Series 2023, GO Bonds	5.00%	08/15/2040	2,280	2,519,459
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2021, Ref. RB(b)	4.00%	08/15/2026	1,325	1,321,699
Series 2021, Ref. RB(b)	4.00%	08/15/2036	2,000	1,943,380
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022 B3, RB	4.25%	10/01/2026	1,320	1,320,120
North Texas Tollway Authority;
Series 2015 A, Ref. RB(a)(c)	5.00%	01/01/2025	5,000	5,006,287
Series 2015 A, Ref. RB(a)(c)	5.00%	01/01/2025	1,425	1,426,792
Series 2016 A, Ref. RB	5.00%	01/01/2039	11,140	11,312,547
Series 2017 A, Ref. RB	5.00%	01/01/2039	8,090	8,476,719
Northwest Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	2,580	2,860,861
Pasadena Independent School District;
Series 2018, GO Bonds(a)(c)	5.00%	02/15/2028	590	629,462
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	485	509,365
Pecos Barstow Toyah Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	1,300	1,368,785
Pflugerville Independent School District; Series 2023 A, GO Bonds	5.00%	02/15/2039	1,295	1,432,285
Port Aransas Independent School District; Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	1,380	1,554,705
Port Arthur (Port of), TX Navigation District; Subseries 2010, VRD RB(f)	2.45%	11/01/2040	11,825	11,825,000
Pottsboro Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	1,200	1,318,179
Salado Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,300	1,461,626
San Antonio (City of), TX;
Series 2016, Ref. RB	5.00%	02/01/2031	2,145	2,214,315
Series 2017, RB	5.00%	02/01/2033	1,000	1,048,143
Series 2024 E, Ref. RB	5.00%	02/01/2040	3,800	4,289,234
Sienna Management District; Series 2021, GO Bonds (INS - BAM)(d)	2.00%	10/15/2030	555	491,488
Socorro Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	2,555	2,638,325
Spring Branch Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2035	2,000	2,256,962
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2036	2,565	2,885,570
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2037	2,000	2,243,326
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2038	2,250	2,514,108
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	19,835	20,238,620
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	3,935	3,963,189
Texarkana Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,400	1,570,881
Texas (State of);
Series 2015 B, Ref. GO Bonds	5.00%	10/01/2036	2,700	2,731,673
Series 2015, Ref. GO Bonds	5.00%	10/01/2036	21,000	21,246,345
Texas (State of) (Water Financial Assistance);
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2038	3,100	3,127,496
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	5,000	5,040,411
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Public Finance Authority;
Series 2023, RB (INS - BAM)(d)	5.25%	05/01/2036	$700	$779,622
Series 2023, RB (INS - BAM)(d)	5.25%	05/01/2037	500	554,937
Series 2023, RB (INS - BAM)(d)	5.25%	05/01/2038	500	553,301
Series 2023, RB (INS - BAM)(d)	5.25%	05/01/2039	565	621,809
Texas (State of) Water Development Board;
Series 2015 A, RB	5.00%	10/15/2040	6,195	6,266,297
Series 2017 A, RB	5.00%	10/15/2042	5,000	5,194,601
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	740	759,040
Trinity River Authority; Series 2017, Ref. RB	5.00%	08/01/2034	1,200	1,254,432
Waco Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	1,000	1,115,115
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(d)	5.00%	08/15/2030	1,000	1,051,795
Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,435	1,600,285
				376,477,333
Utah–0.32%
Salt Lake City (City of), UT; Series 2017 B, RB	5.00%	07/01/2042	6,100	6,277,051
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	5.25%	06/01/2037	2,770	3,135,701
				9,412,752
Vermont–0.39%
University of Vermont and State Agricultural College; Series 2015, Ref. RB	5.00%	10/01/2040	10,000	10,120,589
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center (The)); Series 2016 A, Ref. RB	5.00%	12/01/2032	1,120	1,141,737
				11,262,326
Virgin Islands–0.05%
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(b)	5.00%	09/01/2025	1,500	1,509,706
Virginia–0.65%
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB (INS - AGM)(d)	5.00%	07/01/2041	4,910	5,009,642
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2021 A, RB(c)	5.00%	07/01/2026	5,000	5,154,725
Virginia (Commonwealth of) Housing Development Authority; Subseries 2012 C-2, RB	3.45%	04/01/2038	2,000	1,893,581
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023 B-3, RB	5.38%	09/01/2029	3,150	3,255,578
Series 2023, RB	6.50%	09/01/2043	3,250	3,704,695
				19,018,221
Washington–6.10%
Central Puget Sound Regional Transit Authority (Green Bonds); Series 2016 S-1, RB	5.00%	11/01/2041	8,990	9,222,755
Energy Northwest (Columbia Generating Station);
Series 2015 A, Ref. RB	5.00%	07/01/2038	5,760	5,807,134
Series 2022, Ref. RB	5.00%	07/01/2033	16,300	18,658,325
Lewis & Thurston (Counties of), WA Centralia School District No. 401; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	3,795	3,911,006
Pierce County School District No. 10 Tacoma;
Series 2024, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	1,510	1,719,585
Series 2024, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	2,325	2,634,943
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program); Series 2016, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	1,800	1,826,636
Seattle (City of), WA; Series 2023 A, Ref. RB	5.00%	03/01/2039	4,260	4,790,749
Seattle (Port of), WA;
Series 2017, GO Bonds	5.00%	01/01/2036	4,000	4,146,499
Series 2017, GO Bonds	5.00%	01/01/2037	3,500	3,624,609
Snohomish (County of), WA Public Utility District No. 1; Series 2015, RB	5.00%	12/01/2040	2,075	2,103,263
Tacoma (City of), WA; Series 2024 B, Ref. RB	5.00%	01/01/2038	1,000	1,141,408
University of Washington; Series 2016 A, Ref. RB	5.25%	12/01/2046	10,850	11,157,033
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of);
Series 2015 B, GO Bonds(a)(c)	5.00%	02/01/2025	$1,575	$1,579,786
Series 2016 B, GO Bonds	5.00%	08/01/2040	2,500	2,555,607
Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	1,180	1,202,181
Series 2016 C, GO Bonds	5.00%	02/01/2036	1,425	1,451,723
Series 2016 D, GO Bonds	5.00%	02/01/2041	3,425	3,476,668
Series 2017 A, COP	5.00%	07/01/2033	2,100	2,207,942
Series 2017 A, GO Bonds	5.00%	08/01/2033	1,075	1,105,579
Series 2017 A, GO Bonds	5.00%	08/01/2036	1,230	1,261,969
Washington (State of) (Bid Group 2); Series 2022 A-2, GO Bonds	5.00%	08/01/2039	10,000	11,219,530
Washington (State of) Economic Development Finance Authority; Series 2014, Ref. RB	4.00%	06/01/2035	4,140	4,140,725
Washington (State of) Health Care Facilities Authority;
Series 2015 A, RB	5.00%	08/15/2034	2,170	2,184,357
Series 2015 B, Ref. RB	5.00%	10/01/2038	10,790	10,831,481
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(a)(h)	4.58%	01/01/2025	5,650	5,653,013
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2032	1,940	1,944,088
Series 2012 A, RB	4.00%	10/01/2034	17,500	17,499,690
Series 2012 A, RB	4.25%	10/01/2040	2,450	2,379,874
Series 2012 A, RB	5.00%	10/01/2042	21,650	21,651,273
Series 2014 D, Ref. RB	5.00%	10/01/2041	5,000	5,000,825
Washington (State of) Housing Finance Commission (Social Certificates);
Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	2,302	2,162,118
Series 2024-2, RB	4.22%	03/20/2040	5,995	5,874,511
Washington State University; Series 2025, Ref. RB	5.00%	04/01/2040	1,790	2,010,279
				178,137,164
West Virginia–0.08%
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group);
Series 2023, RB	5.00%	06/01/2038	1,105	1,224,307
Series 2023, RB	5.00%	06/01/2039	1,125	1,240,781
				2,465,088
Wisconsin–1.47%
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group); Series 2018, Ref. RB(a)	5.00%	01/29/2025	4,600	4,611,049
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	3,745	3,818,628
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016, Ref. RB	5.00%	11/15/2036	5,000	5,111,544
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	5.45%	10/01/2039	500	520,819
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(b)	5.00%	08/01/2027	10,000	10,218,157
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2032	1,000	1,000,881
Wisconsin (State of) Public Finance Authority;
Series 2023, RB(b)	5.75%	07/01/2033	485	510,208
Series 2023, RB(b)	6.63%	07/01/2043	650	682,468
Series 2024, RB(b)	5.50%	12/15/2028	3,014	3,024,461
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(b)(e)	0.00%	12/15/2038	5,000	2,176,265
Wisconsin (State of) Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2028	1,095	1,096,798
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2041	2,000	2,090,487
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB	5.00%	03/01/2041	3,400	3,446,513
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	1,120	1,138,458
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(b)	5.63%	12/15/2030	2,000	2,005,268
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Rans-Elevon); Series 2024, RB(b)	5.00%	07/15/2030	$1,500	$1,506,332
				42,958,336
Total Municipal Obligations (Cost $2,821,521,399)				2,857,667,503
			Shares
MuniFund Preferred Shares–0.41%
Nuveen AMT-Free Quality Municipal Income Fund, MFP, Series D (Cost $12,000,000)(b)			12,000,000	12,000,000
TOTAL INVESTMENTS IN SECURITIES(i)–98.27% (Cost $2,833,521,399)				2,869,667,503
OTHER ASSETS LESS LIABILITIES–1.73%				50,542,564
NET ASSETS–100.00%				$2,920,210,067
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
MFP	– MuniFund Preferred Shares
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $89,812,167, which represented 3.08% of the Fund’s Net Assets.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2024.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(i)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2024, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Limited Term Municipal Income Fund